Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business combinations

Note 5. Business combinations

On January 25, 2023, Nuvini S.A. entered into a business combination agreement with Smart NX, which was unanimously approved by Nuvini S.A.’s Board of Directors. The transaction consists of a payment in shares of Nuvini S.A. for 55% of Smart NX with a call option to purchase the remaining 45% of the total capital stock of Smart NX to be paid in three installments on January 25, 2024, January 25, 2025, and January 25, 2026, for a variable consideration based on multiples of future Smart NX EBITDA. The acquisition was not deemed significant and was classified as a non-cash transaction.

Fair value of identifiable assets and assumed liabilities

The table below summarizes the fair values of acquired assets and liabilities assumed on the respective date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:	Smart NX
Assets
Cash and cash equivalents	998
Accounts receivable	3,061
Property and equipment	172
Right-of-use asset	107
Brand (*)	1,935
Customer relationships (*)	1,685
Technology software (*)	2,581
Other current assets	5,545
Other non-current assets	1,204
Total—Assets	17,288
Liabilities
Accounts payable to suppliers	894
Labor obligations	776
Tax obligations	940
Lease liabilities	118
Loans and financing	40
Deferred tax	2,421
Other current liabilities	28
Provisions	1,184
Total—Liabilities	6,401
Goodwill	15,960
Net assets acquired	26,847

As discussed in note 1, the Company completed several acquisitions in prior years, which resulted in deferred and contingent consideration arrangements.

The deferred consideration consists of fixed future cash payments due to sellers from the date of acquisition, according to the terms of the sale and purchase agreement.

The contingent consideration consists of estimated future cash payments due to sellers of each respective business combination according to the terms of each respective sale and purchase agreement for the business combinations and is recorded at fair value until the contingency has been resolved, with changes in fair value included in contingent consideration financial adjustment in the consolidated statement of loss.

The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements as of December 31, 2023, and 2022 are detailed as follows:

	Year ended December 31,
	2023	2022
Current deferred and contingent consideration:
Effecti	106,096	90,456
Leadlovers	44,021	46,937
Ipe	34,770	19,690
Datahub	23,088	20,377
Mercos	-	-
Onclick	19,102	17,512
Smart NX	-	-
Total current deferred and contingent consideration	227,077	194,972

Non-current deferred and contingent consideration:
Leadlovers	-	17,229
Ipe	-	11,612
Datahub	-	6,662
Onclick	-	4,481
Smart NX	5,000	-
Total non-current deferred and contingent consideration	5,000	39,984

The contingent portions of this consideration is accounted for as FVTPL and categorized as a level 3 financial liability, as described in note 6. The deferred portion (relating to fixed amounts) is accounted for as amortized cost. The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.

Balance on January 1, 2021	78,214
Initial recognition of deferred and contingent consideration relating to acquisitions	175,561
Initial recognition of deferred and fixed consideration relating to acquisitions	15,665
Payments	(10,500)
Contingent consideration adjustment	32,365
Balance on December 31, 2021	291,305
Payments	(9,898)
Contingent consideration adjustment	16,294
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)	(62,745)
Balance on December 31, 2022	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance on December 31, 2023	232,077

The terms of the applicable deferred and contingent consideration as of the dates of the respective acquisitions were as follows:

●	Effecti, Leadlovers and Ipe: the sellers will receive a cash payment in annual installments over a 3-year period from the date of acquisition, which is calculated as a multiple of 7.4 times the last 12-months revenue earned by the acquiree. The maximum payment for the contingent consideration is not capped.

●	Onclick: the sellers will receive fixed cash payments over a 3-year period from the date of the acquisition, defined as 25% of the acquisition price for the first year and 12.5% of the acquisition price for each of the last two years, per the sale and purchase agreement.

●	Datahub: the sellers will receive a cash payment in annual installments over a 3-year period from the date of acquisition. The value of the cash payment is calculated based on defined multiples of revenue growth and EBITDA earned by the acquiree, as defined in the sale and purchase agreement. The maximum payment for the contingent consideration is not capped.

To preserve liquidity and manage cash flows the Company renegotiated the terms of amounts payable or contingently payable under the purchase and sale agreements with sellers for certain acquisitions.

On November 11, 2022, the Company amended the agreement with the sellers of Mercos to eliminate the contingent consideration payment in exchange for the return of 42.09% of the Mercos shares to the sellers and retaining a call option on those shares. The call option provides the Company the right to repurchase the shares at any time until December 31, 2024, for a total price based on 7.6x the revenue of Mercos for the preceding 12 months. In connection therewith, the Company paid cash, which was applied to reduce the contingent consideration which existed prior to the transaction. This amendment originated the recognition of a non-controlling interest, which is disclosed in detail in note 17.

On October 8, 2023, the Company made a payment of R$22,000 to the founding partners of Mercos, as part of the purchase agreement for the remaining Mercos shares estimated at R$66,000. The partial payment would result in an increase in equity ownership of approximately 8%. However, as full payment of the estimated shares was not received, the Company has entered into negotiations with Mercos to discuss settlement options. The partial payment has been recorded as an advanced payment in assets. As of December 31, 2023, the Company has not reached a negotiated settlement or treatment of the advanced payment.

Amendments to the deferred and contingent consideration on acquisitions arrangements were completed as follows:

Leadlovers— As of December 31, 2023, the deferred and contingent consideration amounts to R$44,021, payable in cash and Nvni Group Limited ordinary shares. The first and second installments, totaling R$28,394 in cash, have an extended due date of December 31, 2024. The third installment, originally due on February 5, 2024, has been postponed to December 31, 2024, amounts to R$15,627 and is equally divided between cash R$(7,813) and shares R$(7,813).While the liability characteristics remain unchanged, the remeasurement was impacted by renegotiation terms, increasing the revenue multiple from 3x to 4x over the last 12 months.

Onclick— As of December 31, 2023, the deferred and contingent consideration amounts to R$19,102, consisting of two installments payable in cash and Nvni Group Limited ordinary shares. Payment of the first installment in cash has been deferred to December 31, 2024. The second installment due on April 22, 2024, has also been posted to December 31, 2024, will be paid in both cash and Nvni Group Limited ordinary shares. While the characteristics of the previously classified liability remain unchanged, the remeasurement of the liability has been affected by the new terms in the renegotiation agreement, which include interest and penalties in the previously recorded amounts.

Effecti— As of December 31, 2023, the deferred and contingent consideration amounts to R$106,096. The Company made a payment applied to the first and second installments owed totaling R$2,800 on October 5, 2023. The payment dates for the remaining first and second installment balances have been deferred to December 31, 2024, respectively. The third installment, adjusted for penalties and interest, will be payable in Nvni Group Limited ordinary shares. As of December 31, 2023, the payment has been postponed to December 31, 2024, due to ongoing discussions about the settlement amount. The characteristics of the liability previously classified did not change but the remeasurement of the liability was impacted by the new terms stated in the renegotiation agreement as stated herein.

Datahub— As of December 31, 2023, the deferred and contingent consideration amounts to R$23,088, payable in cash and Nvni Group Limited ordinary shares. The first and second installment payments owed in cash totaling R$14,329, have been extended to 2024. The third installment, due on February 24, 2024, will be settled in both cash payment and issuance of Nvni Group Limited ordinary shares, adjusted for penalties and interest. The third installment. The characteristics of the liability previously classified did not change but the remeasurement of the liability was impacted by the new terms stated in the renegotiation agreement as stated herein.

Ipe— As of December 31, 2023, the deferred and contingent consideration totals R$34,770, payable in three cash installments. The remaining balance for the first and second installments is R$19,352, due on December 31, 2024. The third installment, postponed to February 19, 2024, has also been extended to December 31, 2024, leaves R$15,419 to be settled in cash. The characteristics of the liability previously classified did not change but the remeasurement of the liability was impacted by the new terms stated in the renegotiation agreement as stated herein.